CONTINGENTLY CONVERTIBLE DEBT (Details) - EUR (€) € in Millions	Dec. 31, 2016	Dec. 15, 2016	Dec. 09, 2016	Dec. 09, 2015
Contingently Convertible Details Textuals
Amount of CoCos issued by the Bank in the name of HFSF				€ 2,029
Amount paid for dividends of CoCos issued by the Bank			€ 165
Payments for repurchase of HFSF CoCos	€ 2,029	€ 2,029
Interest accrued for dividends of CoCos issued by the Bank		€ 3